Fair Value of Financial Instruments, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value of Financial Instruments [Abstract]
Selling costs percentage	10.00%
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Interest Rate Swap Derivatives [Member]
Fair Value, Asset and Liabilities [Abstract]
Assets, fair value	$ 0	$ 0
Liabilities, fair value	0	0
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. Government Securities [Member]
Fair Value, Asset and Liabilities [Abstract]
Assets, fair value	54,792	20,143
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. Government Sponsored Entity Securities [Member]
Fair Value, Asset and Liabilities [Abstract]
Assets, fair value	0	0
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Agency Mortgage-backed Securities, Residential [Member]
Fair Value, Asset and Liabilities [Abstract]
Assets, fair value	0	0
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Interest Rate Swap Derivatives [Member]
Fair Value, Asset and Liabilities [Abstract]
Assets, fair value	1,340	599
Liabilities, fair value	(1,340)	(599)
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | U.S. Government Securities [Member]
Fair Value, Asset and Liabilities [Abstract]
Assets, fair value	0	0
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | U.S. Government Sponsored Entity Securities [Member]
Fair Value, Asset and Liabilities [Abstract]
Assets, fair value	7,983	25,916
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Agency Mortgage-backed Securities, Residential [Member]
Fair Value, Asset and Liabilities [Abstract]
Assets, fair value	121,299	130,941
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Interest Rate Swap Derivatives [Member]
Fair Value, Asset and Liabilities [Abstract]
Assets, fair value	0	0
Liabilities, fair value	0	0
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Government Securities [Member]
Fair Value, Asset and Liabilities [Abstract]
Assets, fair value	0	0
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Government Sponsored Entity Securities [Member]
Fair Value, Asset and Liabilities [Abstract]
Assets, fair value	0	0
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Agency Mortgage-backed Securities, Residential [Member]
Fair Value, Asset and Liabilities [Abstract]
Assets, fair value	$ 0	$ 0